Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Other components of equity [member]	Total attributable to owners of the Controlling Company [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2016	₩ 12,916,942	₩ 1,564,499	₩ 1,440,258	₩ 9,778,707	₩ (1,432)	₩ (1,217,934)	₩ 11,564,098	₩ 1,352,844
Comprehensive income
Profit for the year	546,341			461,559			461,559	84,782
Remeasurements of net defined benefit liability	(83,962)			(80,711)			(80,711)	(3,251)
Shares of remeasurement gain (loss) of associates and joint ventures	(115)			(116)			(116)	1
Shares of other comprehensive income (losses) of joint ventures and associates	10,280				10,148		10,148	132
Valuation gains (losses) on cashflow hedge	30,846				30,846		30,846
Exchange differences on translation of foreign operations	(21,122)				(7,144)		(7,144)	(13,978)
Changes in value of available-for-sale financial assets	(4,215)				(1,433)		(1,433)	(2,782)
Total comprehensive income for the year	478,053			380,732	32,417		413,149	64,904
Transactions with equity holders
Dividends paid by the Controlling Company	(195,977)			(195,977)			(195,977)
Dividends paid to non-controlling interest of subsidiaries	(47,162)							(47,162)
Changes in consolidation scope	250							250
Change in ownership interest in subsidiaries	26,683					5,441	5,441	21,242
Appropriation of loss on disposal of treasury stock				(2,312)		2,312
Others	4,565					4,879	4,879	(314)
Subtotal	(211,641)			(198,289)		12,632	(185,657)	(25,984)
Ending balance (Adjusted [member]) at Dec. 31, 2017	14,232,276	1,564,499	1,440,258	10,915,203	48,726	(1,205,302)	12,763,384	1,468,892
Ending balance at Dec. 31, 2017	13,183,354	1,564,499	1,440,258	9,961,150	30,985	(1,205,302)	11,791,590	1,391,764
Comprehensive income
Profit for the year	719,412			645,571			645,571	73,841
Remeasurements of net defined benefit liability	(73,511)			(61,449)			(61,449)	(12,062)
Shares of remeasurement gain (loss) of associates and joint ventures	(816)			(816)			(816)
Shares of other comprehensive income (losses) of joint ventures and associates	(41)				(136)		(136)	95
Valuation gains (losses) on cashflow hedge	(27,011)				(27,011)		(27,011)
Gain(loss) on disposal of equity instruments at fair value through other comprehensive income				4,441	(4,441)
Gain on valuation of financial instruments at fair value through other comprehensive income	43,811				30,731		30,731	13,080
Exchange differences on translation of foreign operations	2,940				2,289		2,289	651
Changes in value of available-for-sale financial assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	1,048,922			954,053	17,741		971,794	77,128
Total comprehensive income for the year	664,784			587,747	1,432		589,179	75,605
Transactions with equity holders
Dividends paid by the Controlling Company	(245,097)			(245,097)			(245,097)
Dividends paid to non-controlling interest of subsidiaries	(53,535)							(53,535)
Changes in consolidation scope	(1,701)					(1,803)	(1,803)	102
Change in ownership interest in subsidiaries	48,589					11,118	11,118	37,471
Appropriation of loss on disposal of treasury stock				(2,046)		2,046
Disposal of treasury stock	9,547					9,547	9,547
Others	3,627			262		3,311	3,573	54
Subtotal	(238,570)			(246,881)		24,219	(222,662)	(15,908)
Ending balance (Adjusted [member]) at Dec. 31, 2018	14,654,600	1,564,499	1,440,258	11,252,179	50,158	(1,181,083)	13,126,011	1,528,589
Ending balance at Dec. 31, 2018	14,658,490	1,564,499	1,440,258	11,256,069	50,158	(1,181,083)	13,129,901	1,528,589
Comprehensive income
Profit for the year	699,274			649,109			649,109	50,165
Remeasurements of net defined benefit liability	(25,777)			(22,774)			(22,774)	(3,003)
Shares of remeasurement gain (loss) of associates and joint ventures	649			636			636	13
Shares of other comprehensive income (losses) of joint ventures and associates	2,517				2,427		2,427	90
Valuation gains (losses) on cashflow hedge	22,864				22,850		22,850	14
Gain on valuation of financial instruments at fair value through other comprehensive income	167,152				114,869		114,869	52,283
Exchange differences on translation of foreign operations	4,933				4,630		4,630	303
Changes in value of available-for-sale financial assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	(3,890)			(3,890)			(3,890)
Changes in value of available-for-sale financial assets	0
Total comprehensive income for the year	871,612			626,971	144,776		771,747	99,865
Transactions with equity holders
Dividends paid by the Controlling Company	(269,659)			(269,659)			(269,659)
Dividends paid to non-controlling interest of subsidiaries	(35,500)							(35,500)
Changes in consolidation scope	1,539					(245)	(245)	1,784
Change in ownership interest in subsidiaries	(83,660)					(9,082)	(9,082)	(74,578)
Appropriation of loss on disposal of treasury stock				(15,169)		15,169
Disposal of treasury stock	3,346					3,346	3,346
Others	1,812					1,812	1,812
Subtotal	(382,122)			(284,828)		11,000	(273,828)	(108,294)
Ending balance at Dec. 31, 2019	₩ 15,144,090	₩ 1,564,499	₩ 1,440,258	₩ 11,594,322	₩ 194,934	₩ (1,170,083)	₩ 13,623,930	₩ 1,520,160